Property and Equipment (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment
Property and equipment consisted of the following as of September 30:

	2019	2018
	($ in thousands)
Land	$1,066	$4,640
Buildings and improvements	336	2,402
Leasehold improvements	5,197	3,558
Machinery and equipment	4,743	3,837
Office equipment	3,795	2,758
Company vehicles	4,537	3,218
Construction in progress	1,601	1,256
	21,275	21,669
Less accumulated depreciation	(5,321)	(3,082)
	$15,954	$18,587